Accounts receivable	12 Months Ended
Dec. 31, 2011
Accounts receivable
4.	Accounts receivable

Accounts receivable as of December 31, 2011, include unbilled receivables of $11,304 (December 31, 2010 - $1,552) in the regulated utilities. The unbilled revenue is an estimate of the amount of utility revenue since the date the meters were last read.